Capital Management - Consolidated Capital (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Capital Management [Abstract]
Total equity	$ 52,488	$ 52,960
Exclude AOCI gain / (loss) on cash flow hedges	87	119
Total equity excluding AOCI on cash flow hedges	52,401	52,841
Post-tax CSM	22,165	19,497
Qualifying capital instruments	6,990	7,532
Consolidated capital	$ 81,556	$ 79,870